ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.9%

Equity Fund – 99.9%
Invesco QQQ Trust Series 1	84,760	$37,634,288
iShares MSCI USA Momentum Factor ETF(a)	210,300	39,399,705

Total Exchange Traded Funds (Cost $68,079,572)		77,033,993

MONEY MARKET FUNDS – 27.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(b)	204,681	204,681
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(b)(c)	20,773,201	20,773,201

Total Money Market Funds (Cost $20,977,882)		20,977,882

Total Investments – 127.1% (Cost $89,057,454)		98,011,875
Liabilities in Excess of Other Assets – (27.1%)		(20,864,145)
Net Assets – 100.0%		$77,147,730

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $32,953,554; the aggregate market value of the collateral held by the fund is $33,850,443. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,077,242.
(b)	Rate shown reflects the 7-day yield as of March 31, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$77,033,993	$-	$-	$77,033,993
Money Market Funds	20,977,882	-	-	20,977,882
Total	$98,011,875	$-	$-	$98,011,875

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	99.9%
Money Market Funds	27.2
Total Investments	127.1
Liabilities in Excess of Other Assets	(27.1)
Net Assets	100.0%